BORROWINGS	12 Months Ended
Dec. 31, 2014
BORROWINGS [Abstract]
BORROWINGS

8. BORROWINGS

The Group's bank borrowings consisted of the following:

	December 31,
	2013	2014
Short-term bank borrowings	$68,821,014	$90,443,007
Long-term bank borrowings, current portion	50,049,843	69,360,869
Total borrowings, current	118,870,857	159,803,876
Long-term bank borrowings, non-current portion	134,870,287	77,336,160
Total	$253,741,144	$237,140,036

Short-term bank borrowings

The Group's short-term bank borrowing consisted of the following:

	December 31,
	2013	2014
Short-term bank borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	$28,080,770	$27,389,890
Short-term bank borrowing guaranteed by Daqo Group and a third party	11,562,670	11,278,190
Short-term credit bank borrowings	29,177,574	51,774,927
Total	$68,821,014	$90,443,007

The Group had available credit of $18.2 million and $8.5 million under its short-term bank facilities with various banks as of December 31, 2013 and 2014, respectively.

The weight average interest rate on the short-term bank borrowing was 6.4% and 6.8% as of December 31, 2013 and 2014.

Long-term bank borrowings

The long-term bank borrowings, including current portion, as of December 31, 2013 and 2014 are comprised of:

	December 31,
	2013	2014
Borrowing from China Construction Bank	$7,102,783	$6,444,680
Borrowing from Huaxia Bank	35,679,096	25,778,720
Borrowing from Bank of China	123,885,750	101,503,710
Borrowing from Chongqing Rural Commercial Bank	18,252,501	12,969,919
Total	$184,920,130	$146,697,029

On January 21, 2009, Chongqing Daqo entered into a six-year long term facility agreement with China Construction Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing credit amounted to $64.4 million (RMB400 million), bearing a standard five-year long term interest rate issued by People's Bank of China. The borrowing is guaranteed by Daqo Group and Mr. Guangfu Xu. As of December 31, 2014, Chongqing Daqo had drawn down $64.4 million (RMB400 million) and had no facility available for future draw down. Chongqing Daqo had repaid $58.0 million (RMB360 million) as of December 31, 2014, and the remaining $6.4 million (RMB40 million) had also been repaid in January 2015. There are no financial covenants associated with the facility.

On September 28, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Huaxia Bank with maximum amount of $64.4 million (RMB400 million). Chongqing Daqo drew down $61.2 million (RMB380 million), including: $20.9 million (RMB130 million) with fixed interest rate of 6.65%, which is designated for working capital and $40.3 million (RMB250 million) with fixed interest rate of 6.9% which is restricted to the purchase of fixed assets. Chongqing Daqo used the remaining facility of $3.2 million (RMB20 million) through use of bank acceptance notes. As of December 31, 2014, Chongqing Daqo had repaid 38.7 million (RMB240 million) and had no facility available for future draw down. This credit facility is guaranteed by Daqo Group and also collateralized by Chongqing Daqo's land use right and plant amounting to $8.7 million as of December 31, 2014. The facility contains a financial covenant, and Chongqing Daqo was in compliance as of December 31, 2014.

On September 30, 2011, Xinjiang Daqo entered into a six-year bank borrowing agreement with Bank of China. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount of $120.8 million (RMB750 million) and bears interest at standard five-year long term interest rate issued by People's Bank of China plus 5%. As of December 31, 2014, Xinjiang Daqo had drawn down $120.8 million (RMB750 million) and repaid $19.3 million (RMB 120 million) and had no facility available for future draw down. The borrowing is guaranteed by Daqo Group, Daqo New Material, two affiliated companies under Daqo Group and Mr. Guangfu Xu. On June 30, 2014, an amendment to this credit facility was signed between Xinjiang Daqo and Bank of China, under which machinery and equipment with a total carrying amount of $103.4 million was pledged as collaterals for this credit facility. The borrowing contains a financial covenant, and Xinjiang Daqo was in compliance as of December 31, 2014.

On October 26, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $39.6 million (RMB 245.5 million) and bears interest at three to five-year long term interest rate issued by People's Bank of China plus 10%. The borrowing is guaranteed by Daqo Group, and two directors of the Company. As of December 31, 2014, Chongqing Daqo had drawn down $39.6 million (RMB 245.5 million) and repaid $26.6 million (RMB 165 million) and had no facility for future draw down. There are no financial covenants associated with the facility.

The weighted average interest rate as of December 31, 2013 and 2014 for the Group's long-term bank borrowings was 7.2% and 6.9%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2014 are as follows:

December 31, 2014	Amount
2015	$69,360,869
2016	40,279,250
2017	37,056,910
Total	$146,697,029